SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The interim unaudited condensed consolidated financial statements are prepared and presented in accordance with accounting principles generally accepted in the United States (“US GAAP”).

The unaudited condensed consolidated financial information as of June 30, 2024 and for the six months ended June 30, 2024 and 2023 has been prepared without audit, pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”) and pursuant to Regulation S-X. Certain information and footnote disclosures, which are normally included in annual financial statements prepared in accordance with US GAAP, have been omitted pursuant to those rules and regulations. The unaudited interim financial information should be read in conjunction with the audited financial statements and the notes thereto, included in the Form 20-F for the fiscal year ended December 31, 2023, which was filed with the SEC on May 15, 2024.

In the opinion of the management, the accompanying unaudited condensed consolidated financial statements reflect all normal recurring adjustments, which are necessary for a fair presentation of financial results for the interim periods presented. The Company believes that the disclosures are adequate to make the information presented not misleading. The accompanying unaudited condensed consolidated financial statements have been prepared using the same accounting policies as used in the preparation of the Company’s consolidated financial statements for the year ended December 31, 2023. The results of operations for the six months ended June 30, 2024 and 2023 are not necessarily indicative of the results for the full years.

Short-term investments

Short-term investments

Short-term investments consist of US Treasury Bills and investments in trading securities.

US Treasury Bills

The Company purchased US Treasury Bills with variable interest rates during the year of 2022, and sold these US Treasury Bills during the six months ended June 30, 2023.

US Treasury Bills were redeemable within a period of three through six months. In accordance with ASC 825, Financial Instruments, for financial products with variable interest rates referenced to performance of underlying assets, the Company elected the fair value method at the date of initial recognition and carries these investments at fair value with fair value change gains or losses recorded in the investment income in the unaudited condensed consolidated statements of operations and comprehensive loss.

For the six months ended June 30, 2023, the Company recorded unrealized gain of $3,538, which was recorded as “changes in fair value of short-term investments” on the unaudited condensed consolidated statements of operations and comprehensive loss.

The Company did not purchase or sell US Treasury Bills for the six months ended June 30, 2024. The Company did not record the balance of US Treasury Bills as of June 30, 2024, or record realized or unrealized gain on the unaudited condensed consolidated statements of operations and comprehensive loss.

Investments in trading securities

Trading securities are investments in publicly-listed equity securities through various open market transactions. The Company purchased certain publicly-listed equity securities through various open market transactions and accounted for such investments as “short-term investments” and subsequently measure the investments at fair value. For the six months ended June 30, 2024 and 2023, the Company made a gain of $201,733 and $538,590 in investment in trading securities, which was recorded as “changes in fair value of short-term investments” on the unaudited condensed consolidated statements of operations and comprehensive loss.

Accounts receivable, net of provision for doubtful accounts

Accounts receivable, net of provision for doubtful accounts

Accounts receivable are recorded at the gross billing amount less an allowance for expected credit losses from the accounts due from the advertisers for the acquisition of ad inventory and other advertising services on their behalf. Accounts receivable do not bear interest.

On January 1, 2023, the Company adopted Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), using the modified retrospective transition method. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. Upon adoption, the Company changed the impairment model to utilize a forward-looking current expected credit losses (CECL) model in place of the incurred loss methodology for financial instruments measured at amortized cost and receivables resulting from the application of ASC 606, including contract assets. Upon the adoption of the guidance, the Company reversed allowance for expected credit losses of $702,156 for accounts receivable for the year ended December 31, 2023.

After the adoption of ASU 2016-13, the Company maintains an allowance for credit losses and records the allowance for credit losses as an offset to accounts receivable and the estimated credit losses charged to the allowance is classified as “provision for doubtful accounts” in the consolidated statements of loss and comprehensive loss. The Company assesses collectability by reviewing accounts receivable on aging schedules because the accounts receivable were primarily consisted of accounts due from the advertisers for the acquisition of ad inventory and other advertising services on their behalf. In determining the amount of the allowance for credit losses, the Company considers historical collectability based on past due status, the age of the balances, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Company’s ability to collect from customers. Delinquent account balances are written-off against the allowance for expected credit loss after management has determined that the likelihood of collection is not probable.

For the six months ended June 30, 2024, the Company reversed allowance for expected credit losses of $749,688 for accounts receivable. For the six months ended June 30, 2023, the Company provided allowance for expected credit losses of $398,378 for accounts receivable.

Prepayments

Prepayments

Prepayments represent amounts advanced to media or their authorized agencies (collectively “publishers”) for running of advertising campaigns of the advertisers. The publishers usually require advance payments when the Company orders advertising campaign services on behalf of its advertisers, and the prepayments will be utilized to offset the Company’s future payments. These amounts are unsecured, non-interest bearing and generally short-term in nature, which are reviewed periodically to determine whether their carrying value has become impaired. For the six months ended June 30, 2024 and 2023, the Company accrued allowances of doubtful accounts of $10,825 and $164,953, respectively, against prepayments.

Media deposits

Media deposits

Media deposits represent performance security deposit upon becoming an authorized agency of the relevant media (platforms where online advertisement is delivered) as a guarantee of performance and obligations and deposit associated with committed advertising spend on behalf of selected advertisers as required by certain media before running their advertising campaigns, which are paid to media pursuant to the terms of the framework agreements and contracts.

In the event that the advertisers or their advertising agencies on behalf of their advertising clients (collectively the “advertisers”) commit to spending a guaranteed minimum amount on a particular media with the Company, the Company enters into a back-to-back framework agreement with the relevant publishers committing the same level of guaranteed minimum spend and securing a preferential rebate policy applicable to the advertising spend of that advertiser. With the committed minimum spend, the Company is entitled to enjoy certain rebates and discounts and usually be required to pay a deposit of up to 10% of the guaranteed minimum spend. If the Company fails to fulfil the committed minimum spend, the Company would not be entitled to the additional rebates and discounts, and any deposit that has been paid may be forfeited or deducted to pay up the additional amount without the benefit of the additional rebates and discounts. The media may deduct damages from performance security deposit if the Company has breached the agency agreement or authorized agency management rules and conditions formulated by media.

As of June 30, 2024 and December 31, 2023, the balances of media deposits paid to third parties were $510,926 and $713,938, respectively.

Advertiser deposits

Advertiser deposits

The advertiser deposits represented deposits made by the advertisers who undertake a minimum total advertising spend as a condition for enjoying rebates and discounts. The Company generally requires these advertisers to place deposits with the Company at a percentage (usually up to 10%) of the committed spend, which usually equals to the amount of deposit payable to the media under the corresponding framework agreement with the media specific to such advertiser (see note 2 – media deposits). If the advertiser fails to reach the committed minimum spend upon expiry or termination of the framework agreement; (i) the advertiser would not be entitled to the rebates and discounts under the preferential pricing policy, if any; (ii) the advertiser’s deposit may be forfeited or deducted to pay up the additional amount it should pay without the benefits of rebates or discounts.

As of June 30, 2024 and December 31, 2023, the balances of advertiser deposits were $71,479 and $90,065, respectively.

Revenue recognition

Revenue recognition

The Company early adopted ASC 606, Revenue from Contracts with Customers (“ASC 606”) on January 1, 2018, using the modified retrospective approach for contracts that were not completed as of December 31, 2017. ASC 606 establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contracts to provide goods or services to customers. The core principle requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied. In according with ASC 606, revenues are recognized when control of the promised services is transferred to customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services.

The Company identified each distinct service, or each series of distinct services that are substantially the same and that have the same pattern of transfer to the customer, as a performance obligation. Transaction price is allocated among different performance obligations identified in one contract, by using expected cost - plus margin approach, if the standalone selling price of each performance obligation is not observable.

The Company applied a practical expedient to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less. The Company has no material incremental costs of obtaining contracts with customers that the Company expects the benefit of those costs to be longer than one year, which need to be recognized as assets.

The Company has advertising agency revenues from search engine marketing (“SEM,” a form of online marketing that involves the promotion of websites by increasing their visibility in search engine results pages and search-related products and services) services and non-SEM services, including deployment of in-feed and mobile app ads on other media and social media marketing services in relation to running advertising campaigns on selected social media accounts. The Company acts as an agent between media or their authorized agencies (collectively “publishers”) and advertisers by helping publishers procure advertisers and facilitate ad deployment on their advertising channels, and purchasing ad inventories and advertising services from publishers for advertisers. The Company places orders with publishers as per request from advertisers. Each order is materialized by a contract and explicitly quotes one agency service to arrange for the advertising service to be provided by a third - party publisher for a period of ad term. The Company provides advice and services on advertising strategies and ad optimization to advertisers to improve the effectiveness of their ads, all of which are highly interrelated and not separately identifiable. The Company’s overall promise represents a combined output that is a single performance obligation; there is no multiple performance obligations.

The Company evaluated its advertising agency contracts and determined that it was not acting as principal in these arrangements with publishers and advertisers since it never takes control of the ad inventories at any time. The Company collects the costs of purchasing ad inventories and advertising services from advertisers on behalf of publishers. The Company generates advertising agency revenues either by charging additional fees to advertisers or receiving rebates and incentives offered by publishers. Accordingly, both advertisers and publishers can be identified as customers, depending on the revenue model applicable to the relevant services.

The Company recognizes revenues on a net basis, which equal to: (i) rebates and incentives offered by publishers, netting the rebates to advertises (if any); and (ii) net fees from advertisers.

Rebates and incentives offered by publishers

Rebates and incentives offered by publishers are determined based on the contract terms with publishers and their applicable rebate policies, which typically in the form of across-the-board standard-rate rebates, differential standard-rate rebates and progressive-rate rebates. Rebates and incentives offered by publishers are accounted for as variable consideration. The Company accrues and recognizes revenues in the form of rebates and incentives based on its evaluation as to whether the contractually stipulated thresholds of advertising spend are likely to being reached, or other benchmarks or certain prescribed classification are likely to being qualified (e.g. the number of new advertisers secured, growth in actual advertising spend), and to the extent that a significant reversal of cumulative revenue would not occur in future periods. These evaluations are based on the past experience and regularly monitoring of various performance factors set within the rebate policies (e.g. accumulated advertising spend, number of new advertisers). At the end of each subsequent reporting period, the Company re-evaluates the probability of achieving such advertising spend volume and any related constraint, and if necessary, adjusts the estimate of the amount of rebates and incentives. Any such adjustments are recorded on a cumulative catch-up basis, which would affect revenues and earnings in the period of adjustment. The rebates and incentives are generally ascertained and settled on a quarterly or annual basis. Historically, adjustments to the estimations for the actual amounts have been immaterial. These rebates and incentives take the form of cash which, when paid, are applied to set off accounts payable with the relevant publishers or settled separately; or can be in the form of ad currency units which will be deposited in the account in the back-end platform of the media, and can then be utilized to acquire their ad inventory.

The Company may offer rebates to advertisers on a case - by - case basis, generally with reference to the rebates and incentives offered by publishers, the advertiser’s committed total spend, and the business relationships with such advertiser. The rebates offered by the Company to advertisers are in the form of cash discounts or ad currency units that can be utilized to acquire ad inventory from relevant media, both of which are account for as a deduction of revenues.

Net fees from advertisers

Net fees from advertisers are the difference between the gross billing amount charged to the advertisers and the costs of purchasing ad inventories and advertising services on their behalf.

The publishers do not receive the benefits from the Company’s facilitation services until the publishers deliver advertising services to the advertisers. The Company recognizes advertising agency revenues when it transfers the control of the facilitation service commitments, i.e., when the publishers deliver advertising services to the advertisers. Under the cost per click (“CPC”) and cost per acquisition (“CPA”) pricing model of media, the Company recognizes revenues at the point of time as the publishers deliver advertising services at the point in time. Under the cost per time (“CPT”) pricing model of media, the publishers deliver advertising services over time when the advertising links are displayed over the contract periods, and therefore the Company recognizes revenue on a straight-line basis over the contracted display period. During the six months ended June 30, 2024 and 2023, revenues from the advertising services under CPT pricing model that the Company arranged are immaterial.

The Company records revenues and costs on a net basis and the related accounts receivable and payable amounts on a gross basis.

The gross billing amounts charged to the advertisers are collected either in advance to provision of services or after the services. Accounts receivable represent the gross billing charged to advertisers that the Company has an unconditional right to consideration (including billed and unbilled amount) when the Company has satisfied its performance obligation. Payment terms and conditions of accounts receivables vary by customers, and terms typically include a requirement for payment within a period from three to six months. The Company has determined that all the contracts generally do not include a significant financing component. The Company does not have any contract assets since revenue is recognized when control of the promised services is transferred and the payment from customers is not contingent on a future event. In cases where the gross billing amounts are collected in advance, the amounts are recorded as “advance from advertisers” in the consolidated balance sheets. Advance from advertisers related to unsatisfied performance obligations at the end of the year is recognized as revenue when the Company delivers the services to its advertisers. The fees are non-refundable. In cases where amounts are collected after the services, accounts receivable are recognized upon delivery of ad inventories and advertising services to the advertisers. The gross billing amounts are determinable at the inception of the services.

The cost of purchasing ad inventories and advertising services is recorded as accounts payable or a deduction against prepayments in cases where prepayments are required by the publishers.

The following table identifies the disaggregation of our revenue for the six months ended June 30, 2024 and 2023, respectively.

	For the Six Months Ended
	June 30,
	2024	2023
Nature of Revenue:
Rebates and incentives offered by publishers	$20,200	$84,372
Net fees from advertisers	25,975	24,411
Total	$46,175	$108,783

Category of Revenue:
SEM services	$2,953	$72,510
Non-SEM services	43,222	36,273
Total	$46,175	$108,783

Foreign currency translation

Foreign currency translation

The reporting currency of the Company is U.S. dollars (“US$” or “$”) and the accompanying unaudited condensed consolidated financial statements have been expressed in US$. Since the Company operates in the PRC, the Company’s functional currency is the Chinese Yuan (“RMB”). The Company’s unaudited condensed consolidated financial statements have been translated into the reporting currency U.S. dollars. Assets and liabilities of the Company are translated at the exchange rate at each reporting period end date. Equity is translated at historical rates. Income and expense accounts are translated at the average rate of exchange during the reporting period. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheet. The resulting translation adjustments are reported under other comprehensive loss. Gains and losses resulting from the translations of foreign currency transactions and balances are reflected in the results of operations.

The following table outlines the currency exchange rates that were used in creating the unaudited condensed consolidated financial statements in this report:

	June 30,	December 31,
	2024	2023
Year-end spot rate	7.2672	7.0999

	For the Six Months Ended June 30,
	2024	2023
Average rate	7.2150	6.9283

Concentration and credit risk

Concentration and credit risk

Substantially all of the Company’s operating activities are transacted into RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions require submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

The Company maintains certain bank accounts in the PRC, Hong Kong and the Cayman Islands, which are not insured by Federal Deposit Insurance Corporation (“FDIC”) insurance or other insurance. As of June 30, 2024 and December 31, 2023, $2,780,659 and $3,094,310 of the Company’s cash were on deposit at financial institutions in the PRC, respectively, where there currently is no rule or regulation requiring such financial institutions to maintain insurance to cover bank deposits in the event of bank failure.

Accounts receivable are typically unsecured and derived from services rendered to advertisers that are located primarily in China, thereby exposed to credit risk. The risk is mitigated by the Company’s assessment of advertisers’ creditworthiness and its ongoing monitoring of outstanding balances. The Company has a concentration of its receivables with specific advertisers. As of June 30, 2024, four advertisers accounted for 21.7%, 17.3%, 15.9% and 11.8% of accounts receivable, respectively. As of December 31, 2023, four advertisers accounted for 22.1%, 17.7%, 16.2% and 12.0%of accounts receivable, respectively.

For the six months ended June 30, 2024, seven publishers accounted for approximately 154.5%, 66.3%, 64.2%, 57.8%, 45.7%, 28.5% and 17.4% of the total revenue, respectively. One publisher contributed to more than 100% of our revenue because we reversed revenues generated by certain customers. For the six months ended June 30, 2023, two publishers accounted for approximately 78.7% and 17.4% of the total revenue, respectively.

As of June 30, 2024, one publisher accounted for 83.6% of the total accounts payable balance. As of December 31, 2023, one publisher accounted for 81.4% of the total accounts payable balance, respectively.